Personnel expenses - Disclosure of Detailed Information about Employee Expenses (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Personnel Expenses [Abstract]
Salaries	SFr (25,909)	SFr (23,525)	SFr (18,868)
Share-based compensation (non-cash effective)	(4,085)	(2,932)	(2,438)
Pension costs	(3,059)	(3,080)	(2,018)
Social security costs	(2,535)	(2,393)	(1,894)
Other personnel expenses	(663)	(1,704)	(2,374)
Personnel expenses	SFr (36,251)	SFr (33,634)	SFr (27,592)